Document and Entity Information	12 Months Ended
Mar. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2011
Registrant Name	Cushing MLP Funds Trust
Central Index Key	0001493113
Amendment Flag	false
Document Creation Date	Mar 29, 2012
Document Effective Date	Mar 30, 2012
Prospectus Date	Mar 30, 2012

The Cushing MLP Premier Fund
SUMMARY
Investment Objective
The Fund’s investment objective is to seek to produce current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 30 of the Fund’s Prospectus.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees The Cushing MLP Premier Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Cushing MLP Premier Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none
Other Expenses	[1]	1.28%	1.28%	1.28%
Deferred Income Tax Expense	[2]	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	[3]	3.30%	4.05%	3.05%
Investment Adviser Fee Waiver/Expense Reimbursement	[4]	(0.97%)	(0.97%)	(0.97%)
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)		2.33%	3.08%	2.08%
[1]	"Other Expenses" does not reflect deferred and current income tax liability, if any, incurred by the Fund. The Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, depends upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors.
[2]	Deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the period from inception though the fiscal year ended November 30, 2011, the Fund had net operating losses of approximately $1,167,000, capital losses of approximately $2,243,000, and accrued approximately $460,000 in net deferred tax expense, primarily related to unrealized appreciation on investments.
[3]	The "Total Annual Fund Operating Expenses" do not correlate to the "Ratio of Expenses (including deferred income tax) before waiver" in the Financial Highlights section of this Prospectus, which does not include acquired fund fees and expenses.
[4]	The Investment Adviser has agreed to waive a portion of the management fee through March 31, 2013. In addition, the Investment Adviser has agreed to reimburse the Fund for certain Fund operating expenses such that total annual Fund operating expenses (exclusive of any front-end load, deferred sales charge, 12b-1 fees, taxes, income tax expense, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.40% for each of Class A Shares, Class C Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived and expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees prior to March 31, 2013 and may be modified or terminated by the Investment Adviser at any time after March 31, 2013.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the fee waiver and expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example The Cushing MLP Premier Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	798	1,447	2,119	3,901
Class C Shares	411	1,144	1,994	4,189
Class I Shares	211	851	1,516	3,297

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption The Cushing MLP Premier Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	798	1,447	2,119	3,901
Class C Shares	311	1,144	1,994	4,189
Class I Shares	211	851	1,516	3,297

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2011, the Fund’s portfolio turnover rate was 72.32% of the average value of its portfolio.
Principal Investment Strategies of the Fund
          The Fund seeks to achieve its investment objective by investing primarily in a portfolio of master limited partnership (“MLP”) investments. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in MLP investments. Entities commonly referred to as “MLPs” are treated as partnerships for U.S. federal income tax purposes and are generally organized under state law as limited partnerships or limited liability companies. The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

          The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Because of the Fund’s concentration in MLP investments, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in MLPs and electing to be treated as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and it shareholders.

          The Fund focuses primarily on Midstream MLPs whose business models are often referred to as “toll road” businesses. Midstream MLPs collect, gather, transport and store natural resources and their byproducts (primarily crude oil, natural gas and refined petroleum products), generally without taking ownership of the physical commodity. Midstream MLPs may also operate ancillary businesses including the marketing of the products and logistical services. Many Midstream MLPs have a history of relatively stable and growing cash distributions. The Adviser believes strong fundamentals are at work that may enable many Midstream MLPs to achieve similar results in the future. The Fund may also invest in MLPs involved in other segments of the natural resources sector, including propane and coal MLPs.

                   The Investment Adviser seeks to invest in MLPs that have distribution yields that, in the Investment Adviser’s view, are attractive relative to comparable MLPs and available unit pricing. The Investment Adviser currently focuses on investments in MLPs with operations in the development, production, processing, refining, transportation, storage and marketing of natural resources. Among other things, the Investment Adviser uses fundamental, proprietary research to seek to identify the most attractive MLP investments with attractive distribution yields and distribution growth prospects.

                   MLPs are formed as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal income tax purposes. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. Currently, most MLPs operate in the natural resources, shipping or real estate sectors. Therefore, the Fund intends to concentrate its investments in the natural resources sector. See “Additional Information about the Investment Strategies and Related Risks of the Fund — Additional Information About MLPs” in the Fund’s Prospectus for more information about MLPs.

Because the Fund is treated as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund’s daily net asset value in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s net asset value. The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s net asset value could vary dramatically from the Fund’s actual tax liability, and, as a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s net asset value. See “Net Asset Value,” “Tax Matters” and “Additional Information About the Fund’s Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund — Deferred Tax Risks,” in the Fund’s Prospectus for additional information.
Principal Risks of Investing in the Fund

                  The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

                  Market Risk.   The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

                   Issuer Risk.   The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

                   MLPs and Other Natural Resources Sector Companies Risks.    Under normal circumstances, the Fund concentrates its investments in the natural resources sector, with an emphasis on securities issued by MLPs. MLPs and other natural resources sector companies are subject to certain risks, including, but not limited to, the following:

  MLPs and other companies operating in the natural resources sector may be affected by fluctuations in the prices of commodities;
  the highly cyclical nature of the natural resources sector may adversely affect the earnings or operating cash flows of the issuers in which the Fund will invest;
  a significant decrease in the production of energy commodities would reduce the revenue, operating income and operating cash flows of MLPs and other natural resources sector companies and, therefore, their ability to make distributions or pay dividends;
  a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of MLPs and other natural resources sector companies;
  MLPs and other natural resources may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies;
  the natural resources sector is highly competitive;
  extreme weather conditions could result in substantial damage to the facilities of certain MLPs and other natural resources sector and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities;
  the amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the companies in which the Fund has an interest to make distributions or pay dividends to their investors, the tax character of those distributions or dividends, and the U.S. federal, state and local income taxes imposed on the Fund as a regular corporation (or “C” corporation);
  the profitability of MLPs and other natural resources sector companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations and could be adversely affected by changes in the regulatory environment;
  there is an inherent risk that MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle and the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs, and the cost of any remediation that may become necessary, which MLPs may not be able to recover from insurance;
  certain MLPs and other natural resources sector companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company's revenues and cash flows and ability to make distributions;
  the operations of MLPs and other natural resources sector companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.

                  See “Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund” in the Fund's Prospectus for additional information.

                   Industry Specific Risk.    MLPs and other natural resources sector companies are also subject to risks that are specific to the particular industry in which they operate. See “Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund” in the Fund's Prospectus for additional information.

                   MLP Structure Risk.    Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

                   Tax Risk.    MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, credits, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would, among other consequences, have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

                  The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital to the extent of the Fund's tax basis in the MLP equity security, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP security by the Fund. The final portion of the distributions received by the Fund that are considered return of capital will not be known until the Fund receives a schedule K-1 with respect to each of its MLP investments. Distributions received by shareholders from the Fund that are treated as return of capital would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder's basis in the shares of the Fund, which would cause gains to be higher, or losses to be lower, upon the sale of shares by such shareholder.

                  The Fund's tax liability will not be known until the Fund completes its annual tax return. The Fund's tax estimates could vary substantially from the actual liability and therefore the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to Shareholders.

                   Investment Strategy Risk.   The investment strategy of investing primarily in MLPs and electing to be treated as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

                   Deferred Tax Risk.    Because the Fund is treated as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances.

                  The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's net asset value. Upon the Fund's sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

                  The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund's net asset value per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund's daily net asset value, the application of such final valuation allowance could have a material impact on the Fund's net asset value.

                  The Fund's deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's net asset value could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund's estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's net asset value per share, which could be material.

                  Valuation Risk.    Market prices may not be readily available for certain of the Fund's investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the “Board”) or its designee pursuant to procedures adopted by the Board.

                   Equity Securities Risk.   MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the natural resources sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

                   Liquidity Risk.   The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. In addition, certain MLP securities, while liquid, may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, illiquid or less liquid securities may be difficult to dispose of at a fair price at the times when the Investment Adviser believes it is desirable to do so or is required to do to meet redemption requests or comply with regulatory requirements. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to you.

                   Non-Diversification Risk.   The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. There are currently approximately 84 publicly traded MLPs. The Fund will select its investments in MLPs from this small pool of issuers together with securities issued by any newly public MLPs, and may invest in securities of private MLPs, affiliates of MLPs and non-MLP issuers, consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-year and since inception periods compare with various benchmarks. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns in the bar chart and best/worst quarter are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The performance of other share classes will differ due to their different expense structures. Updated performance is available on the Fund’s website www.cushingfunds.com and by calling 877-9-MLPFUNDS (877-965-7386).
The Cushing® MLP Premier Fund Class A Average Annual Total Returns Year Ended 12/31/11

Best Quarter:	4th quarter, 2011	7.69%
Worst Quarter:	3rd quarter, 2011	-5.10%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31)
Average Annual Total Returns - The Cushing MLP Premier Fund	One Year	Since Inception	Inception Date
Return Before Taxes Class A Shares	(0.65%)	2.27%	Oct 19, 2010
Return Before Taxes Class C Shares	3.58%	6.55%	Oct 19, 2010
Return Before Taxes Class I Shares	5.61%	7.61%	Oct 19, 2010
Return After Taxes on Distributions Class A Shares	(0.65%)	2.27%	Oct 19, 2010
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	(0.42%)	1.91%	Oct 19, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	8.80%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	2.66%	8.68%
Cushing 30 MLP Index (reflects no deduction for fees, expenses or taxes)	11.02%	15.54%

          After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C and Class I will vary. The returns in the table above reflect the sales loads for Class A and Class C shares.

          The bar chart and table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cushing MLP Funds Trust
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
The Cushing MLP Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to produce current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 30 of the Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2011, the Fund’s portfolio turnover rate was 72.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.32%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the “Ratio of Expenses (including deferred income tax) before waiver” in the Financial Highlights section of this Prospectus, which does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the fee waiver and expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of master limited partnership (“MLP”) investments. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in MLP investments. Entities commonly referred to as “MLPs” are treated as partnerships for U.S. federal income tax purposes and are generally organized under state law as limited partnerships or limited liability companies. The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

          The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Because of the Fund’s concentration in MLP investments, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in MLPs and electing to be treated as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and it shareholders.

          The Fund focuses primarily on Midstream MLPs whose business models are often referred to as “toll road” businesses. Midstream MLPs collect, gather, transport and store natural resources and their byproducts (primarily crude oil, natural gas and refined petroleum products), generally without taking ownership of the physical commodity. Midstream MLPs may also operate ancillary businesses including the marketing of the products and logistical services. Many Midstream MLPs have a history of relatively stable and growing cash distributions. The Adviser believes strong fundamentals are at work that may enable many Midstream MLPs to achieve similar results in the future. The Fund may also invest in MLPs involved in other segments of the natural resources sector, including propane and coal MLPs.

                   The Investment Adviser seeks to invest in MLPs that have distribution yields that, in the Investment Adviser’s view, are attractive relative to comparable MLPs and available unit pricing. The Investment Adviser currently focuses on investments in MLPs with operations in the development, production, processing, refining, transportation, storage and marketing of natural resources. Among other things, the Investment Adviser uses fundamental, proprietary research to seek to identify the most attractive MLP investments with attractive distribution yields and distribution growth prospects.

                   MLPs are formed as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal income tax purposes. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. Currently, most MLPs operate in the natural resources, shipping or real estate sectors. Therefore, the Fund intends to concentrate its investments in the natural resources sector. See “Additional Information about the Investment Strategies and Related Risks of the Fund — Additional Information About MLPs” in the Fund’s Prospectus for more information about MLPs.

		Because the Fund is treated as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund’s daily net asset value in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s net asset value. The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s net asset value could vary dramatically from the Fund’s actual tax liability, and, as a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s net asset value. See “Net Asset Value,” “Tax Matters” and “Additional Information About the Fund’s Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund — Deferred Tax Risks,” in the Fund’s Prospectus for additional information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

                  The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

                  Market Risk.   The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

                   Issuer Risk.   The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

                   MLPs and Other Natural Resources Sector Companies Risks.    Under normal circumstances, the Fund concentrates its investments in the natural resources sector, with an emphasis on securities issued by MLPs. MLPs and other natural resources sector companies are subject to certain risks, including, but not limited to, the following:

  MLPs and other companies operating in the natural resources sector may be affected by fluctuations in the prices of commodities;
  the highly cyclical nature of the natural resources sector may adversely affect the earnings or operating cash flows of the issuers in which the Fund will invest;
  a significant decrease in the production of energy commodities would reduce the revenue, operating income and operating cash flows of MLPs and other natural resources sector companies and, therefore, their ability to make distributions or pay dividends;
  a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of MLPs and other natural resources sector companies;
  MLPs and other natural resources may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies;
  the natural resources sector is highly competitive;
  extreme weather conditions could result in substantial damage to the facilities of certain MLPs and other natural resources sector and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities;
  the amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the companies in which the Fund has an interest to make distributions or pay dividends to their investors, the tax character of those distributions or dividends, and the U.S. federal, state and local income taxes imposed on the Fund as a regular corporation (or “C” corporation);
  the profitability of MLPs and other natural resources sector companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations and could be adversely affected by changes in the regulatory environment;
  there is an inherent risk that MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle and the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs, and the cost of any remediation that may become necessary, which MLPs may not be able to recover from insurance;
  certain MLPs and other natural resources sector companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company's revenues and cash flows and ability to make distributions;
  the operations of MLPs and other natural resources sector companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.

                  See “Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund” in the Fund's Prospectus for additional information.

                   Industry Specific Risk.    MLPs and other natural resources sector companies are also subject to risks that are specific to the particular industry in which they operate. See “Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund” in the Fund's Prospectus for additional information.

                   MLP Structure Risk.    Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

                   Tax Risk.    MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, credits, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would, among other consequences, have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

                  The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital to the extent of the Fund's tax basis in the MLP equity security, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP security by the Fund. The final portion of the distributions received by the Fund that are considered return of capital will not be known until the Fund receives a schedule K-1 with respect to each of its MLP investments. Distributions received by shareholders from the Fund that are treated as return of capital would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder's basis in the shares of the Fund, which would cause gains to be higher, or losses to be lower, upon the sale of shares by such shareholder.

                  The Fund's tax liability will not be known until the Fund completes its annual tax return. The Fund's tax estimates could vary substantially from the actual liability and therefore the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to Shareholders.

                   Investment Strategy Risk.   The investment strategy of investing primarily in MLPs and electing to be treated as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

                   Deferred Tax Risk.    Because the Fund is treated as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances.

                  The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's net asset value. Upon the Fund's sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

                  The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund's net asset value per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund's daily net asset value, the application of such final valuation allowance could have a material impact on the Fund's net asset value.

                  The Fund's deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's net asset value could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund's estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's net asset value per share, which could be material.

                  Valuation Risk.    Market prices may not be readily available for certain of the Fund's investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the “Board”) or its designee pursuant to procedures adopted by the Board.

                   Equity Securities Risk.   MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the natural resources sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

                   Liquidity Risk.   The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. In addition, certain MLP securities, while liquid, may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, illiquid or less liquid securities may be difficult to dispose of at a fair price at the times when the Investment Adviser believes it is desirable to do so or is required to do to meet redemption requests or comply with regulatory requirements. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to you.

                   Non-Diversification Risk.   The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. There are currently approximately 84 publicly traded MLPs. The Fund will select its investments in MLPs from this small pool of issuers together with securities issued by any newly public MLPs, and may invest in securities of private MLPs, affiliates of MLPs and non-MLP issuers, consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund’s assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. There are currently approximately 84 publicly traded MLPs. The Fund will select its investments in MLPs from this small pool of issuers together with securities issued by any newly public MLPs, and may invest in securities of private MLPs, affiliates of MLPs and non-MLP issuers, consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund’s shares.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-year and since inception periods compare with various benchmarks. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns in the bar chart and best/worst quarter are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The performance of other share classes will differ due to their different expense structures. Updated performance is available on the Fund’s website www.cushingfunds.com and by calling 877-9-MLPFUNDS (877-965-7386).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-year and since inception periods compare with various benchmarks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-9-MLPFUNDS (877-965-7386)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cushingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Cushing® MLP Premier Fund Class A Average Annual Total Returns Year Ended 12/31/11
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and best/worst quarter are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th quarter, 2011	7.69%
Worst Quarter:	3rd quarter, 2011	-5.10%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table above reflect the sales loads for Class A and Class C shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C and Class I will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

          After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C and Class I will vary. The returns in the table above reflect the sales loads for Class A and Class C shares.

          The bar chart and table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

The Cushing MLP Premier Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[1]
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.67%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.30%	[3]
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[4]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	2.33%
1 Year	rr_ExpenseExampleYear01	798
3 Years	rr_ExpenseExampleYear03	1,447
5 Years	rr_ExpenseExampleYear05	2,119
10 Years	rr_ExpenseExampleYear10	3,901
1 Year	rr_ExpenseExampleNoRedemptionYear01	798
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,447
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,901
2011	rr_AnnualReturn2011	5.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.10%)
The Cushing MLP Premier Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[1]
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.67%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.05%	[3]
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[4]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	3.08%
1 Year	rr_ExpenseExampleYear01	411
3 Years	rr_ExpenseExampleYear03	1,144
5 Years	rr_ExpenseExampleYear05	1,994
10 Years	rr_ExpenseExampleYear10	4,189
1 Year	rr_ExpenseExampleNoRedemptionYear01	311
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,144
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,994
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,189
The Cushing MLP Premier Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[1]
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.67%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%	[3]
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[4]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	851
5 Years	rr_ExpenseExampleYear05	1,516
10 Years	rr_ExpenseExampleYear10	3,297
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	851
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,516
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,297
The Cushing MLP Premier Fund | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | Return Before Taxes | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
The Cushing MLP Premier Fund | Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
The Cushing MLP Premier Fund | Cushing 30 MLP Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.02%
Since Inception	rr_AverageAnnualReturnSinceInception	15.54%

[1]	"Other Expenses" does not reflect deferred and current income tax liability, if any, incurred by the Fund. The Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, depends upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors.
[2]	Deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the period from inception though the fiscal year ended November 30, 2011, the Fund had net operating losses of approximately $1,167,000, capital losses of approximately $2,243,000, and accrued approximately $460,000 in net deferred tax expense, primarily related to unrealized appreciation on investments.
[3]	The "Total Annual Fund Operating Expenses" do not correlate to the "Ratio of Expenses (including deferred income tax) before waiver" in the Financial Highlights section of this Prospectus, which does not include acquired fund fees and expenses.
[4]	The Investment Adviser has agreed to waive a portion of the management fee through March 31, 2013. In addition, the Investment Adviser has agreed to reimburse the Fund for certain Fund operating expenses such that total annual Fund operating expenses (exclusive of any front-end load, deferred sales charge, 12b-1 fees, taxes, income tax expense, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.40% for each of Class A Shares, Class C Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived and expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees prior to March 31, 2013 and may be modified or terminated by the Investment Adviser at any time after March 31, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cushing MLP Funds Trust
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2012